Long-term Investments (Tables)	6 Months Ended
Dec. 31, 2025
Long-term Investments
Schedule of Company’s long-term investment

Entity	Balance at June 30, 2025	Additions	Dispositions	Realized gain (loss) on sale of investment	Unrealized gain (loss) on change of fair value of investment	FX Movement	Balance at December 31, 2025
	$	$	$	$	$	$	$
Global Uranium and Enrichment Ltd. (Shares)	5,203,071	—	—	—	880,520	134,602	6,218,193
American Uranium Limited (Shares)	—	1,333,719	—	—	47,633	27,414	1,408,766
Nuran Wireless Inc. (Shares)	—	3,584,347	—	—	(435,560)	—	3,148,787
	5,203,071	4,918,066	—	—	492,593	162,016	10,775,746